Schedule II - Shenzhen Jifu Communication Technology Co., Ltd (Statements of Cash Flows) (Details) (USD $)	3 Months Ended		12 Months Ended		6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 04, 2013 Shenzhen Jifu Communication Technology Co., Ltd [Member]
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 98,976	$ (371,108)	$ (504,848)	$ (434,769)	$ 447,023
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation					4,383
Other changes in operating assets and liabilities:
Trade accounts receivable	(432,920)	(4,834)	(230,219)	(19,302)	(1,320,606)
Other receivables and prepayment	(2,029,504)	4,040	(965,660)	(159)	(5,434)
Inventory	1,165,444		(65,427)	(348)	(654)
Accounts payable	(1,540,327)	(76,594)	(184,386)	35,211	287,739
Other payables and accrued expenses	38,429	576,255	1,703,601	62,301	607,714
Net cash provided by (used for) operating activities	(2,625,307)	214,776	301,190	(689,782)	20,165
Cash flows provided by (used for) investing activities:
Acquisition of plant and equipment		(1,158)	(13,192)	(44,328)	(848)
Net cash provided by (used for) investing activities	2,365	(1,158)	(13,192)	(44,328)	(848)
Net cash provided by (used for) financing activities	2,272,026		37,500	213,000
Effect of exchange rate changes on cash	7,056	(3,677)	7,469	4,641	1,000
Net Change in Cash and Cash Equivalents	(343,860)	209,941	332,967	(516,469)	20,317
Cash and Cash Equivalents at Beginning of Year	431,707	98,739	98,739	615,208	40,132
Cash and Cash Equivalents at End of Year	87,847	308,680	431,707	98,739	60,449
Supplemental disclosure of cash flow information:
Interest received
Interest paid	$ 31,636